EATON VANCE MANAGEMENT Two International Place Boston, MA 02110 (617) 482-8260 Fax: (617) 338-8054

August 27, 2009

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Form N-14 for Eaton Vance Limited Duration Income Fund (the “Registrant”)
(1940 Act File No. 811-21323)

Dear Sir or Madam:

     On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance Limited Duration Income Fund (the “Acquiring Fund”), pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a Registration Statement on Form N-14 including the prospectus, statement of additional information, other information and exhibits. The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

     The purpose of the Registration Statement is to register Acquiring Fund shares to be issued in connection with a reorganization by and among the Acquiring Fund and Eaton Vance Credit Opportunities Fund (the “Acquired Fund”). Included in the Registration Statement, therefore, are a notice of meeting, proxy statement and prospectus, and form of proxy which are proposed to be used by the Acquired Fund for a special meeting of its shareholders to be held November 13, 2009.

     The registration fee of $3,529.46 has been wired through the FEDWIRE system at U.S. Bank.

     It is intended that the Registration Statement will become effective on such date the Registrant shall file a further amendment which specifically states that the Registration Statement shall become effective in accordance with Section 8(a) of the 1933 Act or the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine. It is intended that the definitive proxy materials will be mailed to shareholders of the Acquired Fund on or about September 7, 2009.

     If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8579 or fax (617) 672-1579.

Very truly yours, /s/ Deidre E. Walsh Deidre E. Walsh, Esq. Vice President